Related Party Transactions	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Jul. 31, 2025
Parent Company [Member]
Related Party Transactions

5. RELATED PARTY TRANSACTIONS

Our principal corporate office is located at 4400 Biscayne Blvd., Miami, Florida. We occupy this space from Frost Real Estate Holdings, LLC, which is a company controlled by Dr. Phillip Frost, a member of the Board of Directors and one of our largest beneficial shareholders. The rental space is currently provided without charge.

For the periods ended December 31, 2025 and 2024, the Company did not record any rent expense related to the Miami lease. At March 31, 2026 and December 31, 2025 there was no rent payable.

The Company has related party notes outstanding, as described below in Note 6.

The Company is under common control with multiple entities and the existence of that control could result in operating results or financial position of each individual entity significantly different from those that would have been obtained if the entities were autonomous. One of those related parties, OPKO Health, Inc. (“OPKO”) and the Company are under common control and OPKO has a one percent ownership interest in the Company that OPKO has accounted for as an equity method investment due to the ability to significantly influence the Company.

6. RELATED PARTY TRANSACTIONS

Our principal corporate office is located at 4400 Biscayne Blvd., Miami, Florida. We occupy this space from Frost Real Estate Holdings, LLC, which is a company controlled by Dr. Phillip Frost, a member of the Board of Directors and one of our largest beneficial shareholders. We previously leased the approximately 1,800 square feet under a lease agreement, which commenced with a five-year term on January 1, 2008 and expired on December 31, 2012, and then we went on a month-to-month basis and then in February 2016 the office space rent was reduced to $0 per month.

For the periods ended December 31, 2025 and 2024, the Company did not record any rent expense related to the Miami lease. At December 31, 2025 and July 31, 2025 there was $0 rent payable.

The Company has related party notes outstanding, as described below in Note 7.

The Company is under common control with multiple entities and the existence of that control could result in operating results or financial position of each individual entity significantly different from those that would have been obtained if the entities were autonomous. One of those related parties, OPKO Health, Inc. (“OPKO”) and the Company are under common control and OPKO has a one percent ownership interest in the Company that OPKO has accounted for as an equity method investment due to the ability to significantly influence the Company.

6. RELATED PARTY TRANSACTIONS

Our principal corporate office is located at 4400 Biscayne Blvd., Miami, Florida. We occupy this space from Frost Real Estate Holdings, LLC, which is a company controlled by Dr. Phillip Frost, a member of the Board of Directors and one of our largest beneficial shareholders. We previously leased the approximately 1,800 square feet under a lease agreement, which commenced with a five-year term on January 1, 2008 and expired on December 31, 2012, and then we went on a month-to-month basis and then in February 2016 the office space rent was reduced to $0 per month.

For the years ended July 31, 2025 and 2024, the Company did not record any rent expense related to the Miami lease. At July 31, 2025 and 2024 there was $0 rent payable.

Accounts payable at July 31, 2025 includes $13,100 due to an officer and director of the Company.

The Company has related party notes outstanding, as described below in Note 7.

The Company is under common control with multiple entities and the existence of that control could result in operating results or financial position of each individual entity significantly different from those that would have been obtained if the entities were autonomous. One of those related parties, OPKO Health, Inc. (“OPKO”) and the Company are under common control and OPKO has a one percent ownership interest in the Company that OPKO has accounted for as an equity method investment due to the ability to significantly influence the Company.